CONSOLIDATED BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2013
Consolidated Business Segments [Member]
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
CONSOLIDATED BUSINESS SEGMENTS
(In millions of Canadian dollars)

Year ended December 31, 2013 (successor)	Specialty printing papers	Newsprint	Pulp	Corporate adjustments	Consolidated
Sales to external customers	$635.1	$192.3	$224.0	$–	$1,051.4
Inter-segment sales	–	–	24.8	(24.8)	–
Depreciation and amortization	40.4	5.1	1.5	–	47.0
Restructuring (note 21)	0.6	0.4	0.2	–	1.2
Impairment and other closure costs (note 6)	86.9	–	–	–	86.9
Operating earnings (loss)	(102.3)	8.4	6.1	–	(87.8)
Total assets	464.0	149.9	86.2	–	700.1
Additions to property, plant and equipment	15.4	2.0	6.0	–	23.4

Three months ended December 31, 2012 (successor)	Specialty printing papers	Newsprint	Pulp	Corporate adjustments	Consolidated
Sales to external customers	$171.8	$44.0	$44.7	$–	$260.5
Inter-segment sales	–	–	7.1	(7.1)	–
Depreciation and amortization	11.2	1.4	0.3	–	12.9
Operating earnings (loss)	1.2	2.4	(9.3)	–	(5.7)
Total assets	710.5	182.6	85.5	0.2	978.8
Additions to property, plant and equipment	6.5	1.8	2.1	–	10.4

Nine months ended September 30, 2012 (predecessor)	Specialty printing papers	Newsprint	Pulp	Corporate adjustments	Consolidated
Sales to external customers	$503.8	$134.1	$159.8	$–	$797.7
Inter-segment sales	–	–	22.5	(22.5)	–
Depreciation and amortization	18.9	2.7	1.8	–	23.4
Restructuring (note 21)	2.9	0.8	1.6	–	5.3
Operating earnings (loss)	19.3	11.7	(6.2)	–	24.8
Total assets	761.1	193.4	85.4	0.2	1,040.1
Additions to property, plant and equipment	9.2	1.2	1.8	–	12.2

Year ended December 31, 2011 (predecessor)	Specialty printing papers	Newsprint	Pulp	Corporate adjustments	Consolidated
Sales to external customers	$690.4	$141.3	$248.0	$–	$1,079.7
Inter-segment sales	–	–	39.3	(39.3)	–
Depreciation and amortization	81.3	9.1	15.1	–	105.5
Restructuring (note 21)	4.0	0.8	1.1	–	5.9
Impairment and other closure costs (note 6)	507.2	71.1	83.5	–	661.8
Operating loss	(565.1)	(69.2)	(70.2)	–	(704.5)
Total assets	432.0	216.5	75.8	13.3	737.6
Additions to property, plant and equipment	9.2	6.1	4.4	–	19.7

Consolidated Geographic Business Segments [Member]
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
CONSOLIDATED GEOGRAPHIC BUSINESS SEGMENTS
(In millions of Canadian dollars)

Year ended December 31, 2013 (successor)	Specialty printing papers	Newsprint	Pulp	Total
Sales by shipment destination:
Canada	$79.9	$41.7	$–	$121.6
United States	483.8	40.1	–	523.9
Asia and Australasia	36.9	42.3	223.8	303.0
Latin America	34.5	68.2	–	102.7
Europe and other	–	–	0.2	0.2
	$635.1	$192.3	$224.0	$1,051.4

Three months ended December 31, 2012 (successor)	Specialty printing papers	Newsprint	Pulp	Total
Sales by shipment destination:
Canada	$25.4	$12.9	$–	$38.3
United States	122.6	9.1	–	131.7
Asia and Australasia	14.3	11.4	43.7	69.4
Latin America	9.5	10.6	–	20.1
Europe and other	–	–	1.0	1.0
	$171.8	$44.0	$44.7	$260.5

Nine months ended September 30, 2012 (predecessor)	Specialty printing papers	Newsprint	Pulp	Total
Sales by shipment destination:
Canada	$78.4	$31.1	$–	$109.5
United States	356.6	27.5	–	384.1
Asia and Australasia	38.2	38.1	158.2	234.5
Latin America	30.2	37.4	–	67.6
Europe and other	0.4	–	1.6	2.0
	$503.8	$134.1	$159.8	$797.7

Year ended December 31, 2011 (predecessor)	Specialty printing papers	Newsprint	Pulp	Total
Sales by shipment destination:
Canada	$120.2	$36.4	$4.6	$161.2
United States	484.7	26.9	–	511.6
Asia and Australasia	38.7	34.8	243.3	316.8
Latin America	45.1	43.2	–	88.3
Europe and other	1.7	–	0.1	1.8
	$690.4	$141.3	$248.0	$1,079.7

	Successor
	As at December 31,		As at September 30,
	2013	2012	2012
Property, plant and equipment by geographic location:
Canada	$412.2	$611.6	$614.1
	$412.2	$611.6	$614.1